CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (UNAUDITED) - USD ($)		Total		Common Class B	Common Stock Common Class B		Additional Paid-in Capital	Accumulated Deficit
Share outstanding, beginning balance (in shares) at Dec. 31, 2022	[1]				12,500,000
Shareholder's equity, beginning balance at Dec. 31, 2022	[1]	$ 8,961			$ 1,250		$ 23,750	$ (16,039)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement warrants		14,300,000					14,300,000
Fair value of public warrants at issuance		2,625,000					2,625,000
Accretion of Class A ordinary shares to redemption amount		(54,113,481)					(16,948,750)	(37,164,731)
Net income		16,915,460						16,915,460
Share outstanding, ending balance (in shares) at Dec. 31, 2023				12,500,000	12,500,000	[1]
Shareholder's equity, ending balance at Dec. 31, 2023		(20,264,060)	[1]		$ 1,250	[1]	0	(20,265,310)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(6,848,901)						(6,848,901)
Net income		6,393,390						6,393,390
Share outstanding, ending balance (in shares) at Mar. 31, 2024					12,500,000
Shareholder's equity, ending balance at Mar. 31, 2024		(20,719,571)			$ 1,250		0	(20,720,821)
Share outstanding, beginning balance (in shares) at Dec. 31, 2023				12,500,000	12,500,000	[1]
Shareholder's equity, beginning balance at Dec. 31, 2023		(20,264,060)	[1]		$ 1,250	[1]	0	(20,265,310)	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(27,761,686)						(27,761,686)
Net income		25,986,159						25,986,159
Share outstanding, ending balance (in shares) at Dec. 31, 2024				12,500,000	12,500,000
Shareholder's equity, ending balance at Dec. 31, 2024		(22,039,587)			$ 1,250		0	(22,040,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(5,698,441)						(5,698,441)
Net income		2,992,795						2,992,795
Share outstanding, ending balance (in shares) at Mar. 31, 2025				12,500,000	12,500,000
Shareholder's equity, ending balance at Mar. 31, 2025		$ (24,745,233)			$ 1,250		$ 0	$ (24,746,483)

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).